Employee Benefits	12 Months Ended
Sep. 25, 2011
Compensation and Employee Benefit Plans [Text Block]
5.     Employee Benefits

In March 2009, our board of directors approved the suspension of our employee stock purchase plan, effective April 1, 2009. Prior to this date, our employee stock purchase plan provided for the sale of our common stock at discounted purchase prices. The cost per share under this plan was 85 percent of the lesser of the fair market value of our common stock on the first or last day of the purchase period, as defined.

Stock Options

        As of September 25, 2011, we had an option plan under which up to 2,824,888 common shares are reserved for issuance. Under the plan, options may be granted to any employee, including our officers, and to our non-employee directors, and have been granted with an exercise price equal to the closing sale price of a share of our common stock on the NASDAQ Global Select Market on the date the options were granted. Options also may be granted to certain non-employees at a price not less than the closing sale price of a share of our common stock on the NASDAQ Global Select Market on the date the options were granted. Options generally expire ten years from the date of grant or at an earlier date as determined by the committee of our board of directors that administers the plan. Options granted under the plan before November 2005 generally became exercisable in full one year from the date of grant, and options granted since November 2005 generally become exercisable two to three years from the date of grant.

We recorded stock-based compensation expense, included in selling, general and administrative expenses, of $1,870,000, $3,462,000 and $4,244,000 for 2011, 2010 and 2009, respectively. As of September 25, 2011, $2,471,000 of unrecognized compensation costs related to non-vested awards is expected to be recognized over a weighted-average period of approximately 17 months.

We use the Black-Scholes option pricing model to determine the weighted-average fair value of options. The weighted-average fair value of options granted during 2011, 2010 and 2009 was $2.24, $5.41 and $1.89, respectively. The fair value of options at the date of grant and the weighted-average assumptions utilized to determine such values are indicated in the following table:

	2011	2010	2009
Risk-free interest rate	2.3%	2.6%	1.9%
Expected volatility	80%	80%	60%
Expected life (in years)	7.2	7.3	7.7
Dividend yield	–	–	–

The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected life of our stock options. We considered historical data in projecting expected stock price volatility. We estimated the expected life of stock options and stock option forfeitures based on historical experience.

Option transactions during 2011 are summarized in the following table:

	Number of Shares	Weighted-Average Exercise Price ($)	Weighted-Average Remaining Contractual Life (yrs.)
Outstanding at September 26, 2010	3,910,909	18.39	5.8
Granted	833,831	3.04
Exercised	(500)	3.03
Expired/Canceled	(962,222)	16.66
Outstanding at September 25, 2011	3,782,018	15.44	5.9

Options exercisable at September 25, 2011	2,115,372	23.76	3.9

The aggregate intrinsic value at year-end of our stock options (the amount by which the market price of the stock on the date of exercise exceeded the exercise price of the option) outstanding for 2011, 2010 and 2009 was $0, $197,000 and $2,601,000, respectively. The aggregate intrinsic value at year-end of our stock options exercisable for 2011, 2010 and 2009 was $0.

The following table summarizes the status of options that remain subject to vesting:

	Number of Shares	Weighted-Average Grant Date Fair Value ($)
Nonvested at September 26, 2010	1,638,907	5.13
Granted	833,831	2.24
Vested	(402,441)	6.42
Canceled	(403,651)	4.40
Nonvested at September 25, 2011	1,666,646	3.55

The following table summarizes information about stock options outstanding at September 25, 2011:

	Options Outstanding			Options Exercisable
Range of Exercise Prices ($)	Number Outstanding	Weighted- Average Remaining Contractual Life (yrs)	Weighted- Average Exercise Price ($)	Number Exercisable	Weighted- Average Exercise Price ($)
3.03 – 5.00	1,187,363	8.4	3.04	235,000	3.03
5.01 – 10.00	714,283	8.2	7.34	–	–
10.01 – 20.00	20,000	6.4	15.96	20,000	15.96
20.01 – 25.00	834,042	2.6	23.17	834,042	23.17
25.01 – 30.00	603,990	5.3	26.79	603,990	26.79
30.01 – 45.06	422,340	2.7	32.52	422,340	32.52
Total	3,782,018	5.9	15.44	2,115,372	23.76

Employee Benefit Plans

We have a defined contribution plan covering our employees in the U.S. Our contributions to the plan were $29,000 in 2011, $0 in 2010 and $4,998,000 in 2009. From June 2009 to July 2011, we had suspended our employer contributions to our defined contribution plan. We also have a provident fund covering our employees in Thailand. Our contributions to the plan were $49,000 in 2011.

We sponsor a self-insured comprehensive medical and dental plan for qualified employees that is funded by contributions from plan participants and from us. Contributions are made through a Voluntary Employee’s Benefit Association Trust. We recognized expense related to these plans of $12,841,000 in 2011, $13,128,000 in 2010 and $18,158,000 in 2009.